Share-Based Compensation - Various Summaries (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Before-tax share-based compensation expense	$ 10,200,000	$ 17,000,000	$ 11,600,000
Income tax benefit	(3,300,000)	(6,000,000)	(3,900,000)
After-tax share-based compensation expense	$ 6,900,000	$ 11,000,000	7,700,000
Shares
Outstanding at the beginning of the period, Shares	289,064
Granted, Shares	0
Exercised, Shares	(17,324)
Expired, Shares	(3,129)
Outstanding at the end of the period, Shares	268,611	289,064
Vested at the end of period, Shares	268,611
Expected to vest as of December 31, 2015	0
Weighted Average Remaining Contractual Terms
Outstanding, Weighted Average Remaining Contractual Terms (Years)	4 years 4 months 24 days
Vested, Weighted Average Remaining Contractual Terms (Years)	4 years 4 months 24 days
Expected, Weighted Average Remaining Contractual Terms (Years)	0 years
Weighted Average Exercise Price
Outstanding at the beginning of period, Weighted Average Exercise Price	$ 116.40
Exercised, Weighted Average Exercise Price	31.72
Expired, Weighted Average Exercise Price	1,183.96
Outstanding at the end of period, Weighted Average Exercise Price	109.42	$ 116.40
Vested at the end of period, Weighted Average Exercise Price	109.42
Expected to vest at the end of period,Weighted Average Exercise Price	$ 0
Aggregate Intrinsic Value
Outstanding at the end of period, Aggregate Intrinsic Value	$ 0
Exercisable, Aggregate Intrinsic Value	0
Vested at the end of period, Aggregate Intrinsic Value	0
Expected to vest at the end of period, Aggregate Intrinsic Value	$ 0
Shares Outstanding	268,611
Shares Exercisable	268,611
Exercise Price, Low End of Range	$ 8.74
Exercise Price, High End of Range	1,344.50
Weighted Average Exercise Price, Outstanding	$ 109.42
Weighted Average Remaining Contractual Life, Outstanding	4 years 4 months 24 days
Weighted Average Exercise Price, Exercisable	$ 109.42
Restricted and Deferred Stock Units [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Before-tax share-based compensation expense	$ 10,200,000	$ 16,500,000	10,600,000
Stock Options [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Before-tax share-based compensation expense		$ 500,000	$ 1,000,000
Range of Exercise Prices from Dollars 8.75 to Dollars 21.25 [Member]
Aggregate Intrinsic Value
Shares Outstanding	38,572
Shares Exercisable	38,572
Exercise Price, Low End of Range	$ 8.74
Exercise Price, High End of Range	25.00
Weighted Average Exercise Price, Outstanding	$ 21.25
Weighted Average Remaining Contractual Life, Outstanding	3 years 2 months 12 days
Weighted Average Exercise Price, Exercisable	$ 21.25
Range of Exercise Prices from Dollars 28.75 to Dollars 41.50 [Member]
Aggregate Intrinsic Value
Shares Outstanding	173,989
Shares Exercisable	173,989
Exercise Price, Low End of Range	$ 25.01
Exercise Price, High End of Range	41.50
Weighted Average Exercise Price, Outstanding	$ 33.87
Weighted Average Remaining Contractual Life, Outstanding	5 years 7 months 6 days
Weighted Average Exercise Price, Exercisable	$ 33.87
Range of Exercise Prices from Dollars 90.50 to Dollars 358.00 [Member]
Aggregate Intrinsic Value
Shares Outstanding	24,998
Shares Exercisable	24,998
Exercise Price, Low End of Range	$ 75.00
Exercise Price, High End of Range	476.00
Weighted Average Exercise Price, Outstanding	$ 172.47
Weighted Average Remaining Contractual Life, Outstanding	2 years 1 month 6 days
Weighted Average Exercise Price, Exercisable	$ 172.47
Range of Exercise Prices from Dollars 510.75 to Dollars 1334.50 [Member]
Aggregate Intrinsic Value
Shares Outstanding	31,052
Shares Exercisable	31,052
Exercise Price, Low End of Range	$ 476.01
Exercise Price, High End of Range	1,334.50
Weighted Average Exercise Price, Outstanding	$ 591.52
Weighted Average Remaining Contractual Life, Outstanding	9 months 18 days
Weighted Average Exercise Price, Exercisable	$ 591.52